******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22870
Reporting Period: 07/01/2016 - 06/30/2017
Stone Ridge Trust II


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

    FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act file number: 811-22870


                              STONE RIDGE TRUST II
               (Exact name of registrant as specified in charter)


                         510 Madison Avenue, 21st Floor
                            NEW YORK, NEW YORK 10022
              (Address of principal executive offices) (Zip code)


                        Stone Ridge Asset Management LLC
                         510 Madison Avenue, 21st Floor
                            NEW YORK, NEW YORK 10022
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (855)-609-3680



Date of fiscal year end: October 31, 2017

Date of reporting period: July 1, 2016 - June 30, 2017

ITEM 1. PROXY VOTING RECORD.

============== Stone Ridge Reinsurance Risk Premium Interval Fund ==============


SHORT-TERM INVESTMENTS TRUST

Ticker:                      Security ID:  825252406
Meeting Date: APR 11, 2017   Meeting Type: Special
Record Date:  DEC 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David C. Arch            For       For          Management
1.2   Elect Director James T. Bunch           For       For          Management
1.3   Elect Director Bruce L. Crockett        For       For          Management
1.4   Elect Director Jack M. Fields           For       For          Management
1.5   Elect Director Martin L. Flanagan       For       For          Management
1.6   Elect Director Cynthia Hostetler        For       For          Management
1.7   Elect Director Eli Jones                For       For          Management
1.8   Elect Director Prema Mathai-Davis       For       For          Management
1.9   Elect Director Teresa M. Ressel         For       For          Management
1.10  Elect Director Larry Soll               For       For          Management
1.11  Elect Director Ann Barnett Stern        For       For          Management
1.12  Elect Director Raymond Stickel, Jr.     For       For          Management
1.13  Elect Director Philip A. Taylor         For       For          Management
1.14  Elect Director Robert C. Troccoli       For       For          Management
1.15  Elect Director Christopher L. Wilson    For       For          Management
2     Amend Declaration of Trust              For       For          Management
3     Approve Change of Fundamental           For       For          Management
      Investment Policy Relating to
      Investing in Physical Commodities
4A    Amend Subadvisory Agreement to Add      For       For          Management
      Invesco PowerShares Capital Management
      LLC as Sub-Adviser
4B    Amend Subadvisory Agreement to Add      For       For          Management
      Invesco Asset Management (India)
      Private Limited as Sub-Adviser




============ Stone Ridge Reinsurance Risk Premium Interval Sub Fund ============


SHORT-TERM INVESTMENTS TRUST

Ticker:                      Security ID:  825252406
Meeting Date: APR 11, 2017   Meeting Type: Special
Record Date:  DEC 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David C. Arch            For       For          Management
1.2   Elect Director James T. Bunch           For       For          Management
1.3   Elect Director Bruce L. Crockett        For       For          Management
1.4   Elect Director Jack M. Fields           For       For          Management
1.5   Elect Director Martin L. Flanagan       For       For          Management
1.6   Elect Director Cynthia Hostetler        For       For          Management
1.7   Elect Director Eli Jones                For       For          Management
1.8   Elect Director Prema Mathai-Davis       For       For          Management
1.9   Elect Director Teresa M. Ressel         For       For          Management
1.10  Elect Director Larry Soll               For       For          Management
1.11  Elect Director Ann Barnett Stern        For       For          Management
1.12  Elect Director Raymond Stickel, Jr.     For       For          Management
1.13  Elect Director Philip A. Taylor         For       For          Management
1.14  Elect Director Robert C. Troccoli       For       For          Management
1.15  Elect Director Christopher L. Wilson    For       For          Management
2     Amend Declaration of Trust              For       For          Management
3     Approve Change of Fundamental           For       For          Management
      Investment Policy Relating to
      Investing in Physical Commodities
4A    Amend Subadvisory Agreement to Add      For       For          Management
      Invesco PowerShares Capital Management
      LLC as Sub-Adviser
4B    Amend Subadvisory Agreement to Add      For       For          Management
      Invesco Asset Management (India)
      Private Limited as Sub-Adviser

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust II


By (Signature and Title)* /s/ Ross Stevens
                          Ross Stevens, President, Chief Executive Officer and Principal Executive Officer


Date   August 16, 2017